ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
Variable Interest Entity [Line Items]
Schedule of Company's Subsidiaries and VIE's

As of December 31, 2013, details of the Company's subsidiaries, VIEs and VIEs' subsidiaries are as follows:

	Date of		Percentage of
	incorporation/	Place of	legal
Name	acquisition	incorporation	ownership

Intermediate Holding Company:
Broad Cosmos Enterprises Ltd.	June 26, 2006	British Virgin Islands ("BVI")	100%

AirMedia International Limited ("AM International")	July 14, 2007	BVI	100%

AirMedia (China) Limited ("AM China")	August 5, 2005	Hong Kong	100%

Excel Lead International Limited ("Excel Lead")	August 1, 2008	BVI	100%

Dominant City Ltd. ("Dominant City")	July 1, 2009	BVI	100%

Easy Shop Ltd. ("Easy Shop")	January 1, 2010	BVI	100%

Glorious Star Investment Limited ("Glorious Star")	August 1, 2008	Hong Kong	100%

Subsidiaries:
AirMedia Technology (Beijing) Co., Ltd. ("AM Technology")	September 19, 2005	the PRC	100%

Shenzhen AirMedia Information Technology Co., Ltd. ("Shenzhen AM")	June 6, 2006	the PRC	100%

Xi'an AirMedia Chuangyi Technology Co., Ltd. ("Xi'an AM")	December 31, 2007	the PRC	100%

VIEs:
Beijing Shengshi Lianhe Advertising Co., Ltd. ("Shengshi Lianhe")	August 7, 2005	the PRC	N/A

AirMedia Group Co., Ltd. (Formerly Beijing AirMedia Advertising Co., Ltd.) ("AM Advertising")	November 22, 2005	the PRC	N/A

Beijing AirMedia UC Advertising Co., Ltd. ("AirMedia UC")	January 1, 2007	the PRC	N/A

Beijing Yuehang Digital Media Advertising Co., Ltd. ("AM Yuehang")	January 16, 2008	the PRC	N/A

VIEs' subsidiaries:
AirTV United Media & Culture Co., Ltd. ("AirTV United")	October 10, 2006	the PRC	N/A

Beijing AirMedia Film & TV Culture Co., Ltd. ("AM Film")	September 13, 2007	the PRC	N/A

Flying Dragon Media Advertising Co., Ltd. ("Flying Dragon")	August 1, 2008	the PRC	N/A

Wenzhou AirMedia Advertising Co., Ltd. ("AM Wenzhou")	October 17, 2008	the PRC	N/A

Beijing Weimei Lianhe Advertising Co., Ltd. ("Weimei Lianhe")	March 10, 2009	the PRC	N/A

Hainan Jinhui Guangming Media Advertising Co., Ltd. ("Hainan Jinhui")	June 23, 2009	the PRC	N/A

Beijing AirMedia Jiaming Film & TV Culture Co., Ltd. (Formerly Beijing Youtong Hezhong Advertising Media Co., Ltd.) ("AM Jiaming")	July 1, 2009	the PRC	N/A

Beijing AirMedia Advertising Co., Ltd. (Formly Beijing AirMedia Jinshi Advertising Co., Ltd.) ("AM Jinshi")	July 7, 2009	the PRC	N/A

Tianjin AirMedia Jinshi Advertising Co., Ltd. ("TJ Jinshi")	September 8, 2009	the PRC	N/A

Tianjin AirMedia Advertising Co., Ltd. ("TJ AM")	September 21, 2009	the PRC	N/A

AirMedia City (Beijing) Outdoor Advertising Co., Ltd. ("AM Outdoor")	January 1, 2010	the PRC	N/A

Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	N/A

Beijing GreatView Media Advertising Co., Ltd. (Formerly Beijing Weimei Shengjing Media Advertising Co., Ltd.) ("GreatView Media")	April 28, 2011	the PRC	N/A

Beijing AirMedia Jinsheng Advertising Co., Ltd. ("AM Jinsheng")	April 28, 2011	the PRC	N/A

Guangzhou Meizheng Advertising Co., Ltd. ("Guangzhou Meizheng")	May 17, 2013	the PRC	N/A

Beijing AirMedia Tianyi Advertising Co., Ltd. ("AM Tianyi")	September 25, 2013	the PRC	N/A

AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Schedule of VIE's Balance Sheet Amounts

The following financial statement information for AirMedia's VIEs were included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31:

	As of December 31,
	2012	2013

Total current assets	$201,088	$208,255
Total non-current assets	27,499	108,677

Total assets	228,587	316,932

Total current liabilities	98,973	101,027
Total non-current liabilities	380	361

Total liabilities	$99,353	$101,388

Schedule of VIE's Income Statement Amounts
	For the years ended December 31,
	2011	2012	2013

Net revenues	$268,866	$286,641	$271,536
Net loss	(2,543)	(31,771)	(13,552)
Net cash provided by (used in) operating activities	5,251	(8,587)	8,132
Net cash used in investing activities	(538)	(7,700)	(70,653)
Net cash provided by financing activities	-	-	58,763

Non VIE [Member]
Variable Interest Entity [Line Items]
Schedule of VIE's Balance Sheet Amounts

The following financial statement information for AirMedia's non - VIEs were included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31:

	As of December 31,
	2012	2013

Total current assets	$60,337	$66,849
Total non-current assets	54,943	19,010

Total assets	115,280	85,859

Total current liabilities	5,079	10,060

Total liabilities	$5,079	$10,060

Schedule of VIE's Income Statement Amounts
	For the years ended December 31,
	2011	2012	2013

Net revenues	$1,758	$101	$730
Net (loss)/income	(10,137)	(470)	2,032
Net cash provided by (used in) operating activities	12,681	28,817	(15,877)
Net cash (used in) provided by investing activities	(4,654)	(49,306)	6,842
Net cash used in financing activities	(10,919)	(3,260)	(2,825)